Lease Prepayments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Lease Prepayments
16.	LEASE PREPAYMENTS
The Group’s recognized prepaid operating lease payments for land use rights in “Lease prepayments” before January 1, 2019. On the date of transition to IFRS 16, such lease prepayments adjusted to
“Right-of-use
assets” recognized at January 1, 2019. See Note 2.2(
d
). The movement of lease prepayments for the year ended December 31, 2018 is as follow:

2018
Beginning of the year	9,313
Addition	282
Amortization	(305)

End of the year	9,290